CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 6,575		$ 5,383
Investment securities available for sale:
Unrealized holding (losses) gains	(5,495)		321
Tax effect	1,869		(109)
Reclassification adjustment for gains realized in net income	(4)		(85)
Tax effect	1		29
Net of tax amount	(3,629)		156
Pension plan benefit adjustment:
Related to net actuarial gain and prior service cost	2,246		103
Tax effect	(765)		(35)
Net of tax amount	1,481		68
Total other comprehensive (loss) income	(2,148)	[1],[2]	224
Comprehensive income	$ 4,427		$ 5,607

[1]	Amounts in parentheses indicate debits.
[2]	All amounts are net of tax. Related income tax expense or benefit is calculated using a Federal income tax rate of 34%.